Hedge accounting	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedged items [abstract]
Hedge accounting	Hedge accounting
The Group has two types of hedge relationships: hedge of net investment in foreign operations and fair value hedge. For hedge accounting purposes, the risk factors measured by the Group are:
•Interest Rate: Risk of volatility in transactions subject to interest rate variations;
•Currency: Risk of volatility in transactions subject to foreign exchange variation.
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks.
The structures designed for interest rate and exchange rate categories taking into account total risk when there are compatible hedging instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
a)    Hedge of net investment in foreign operations
In the period ended December 31, 2021, the objective for the Group was to hedge the risk generated by the US$ variation from investments in our subsidiaries in the United States, XP Holdings International and XP Advisors Inc.
The Group has entered into forward contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations known as Non-Deliverable Forward (“NDF”) contracts.
The Group undertakes risk management through the economic relationship between hedge instruments and hedged items, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies	Assets	Liabilities
2021
Foreign exchange risk
Hedge of net investment in foreign operations	310,069	—	19,474	440,022	(18,758)
Total	310,069	—	19,474	440,022	(18,758)

2020
Foreign exchange risk
Hedge of net investment in foreign operations	245,986	—	52,299	349,218	349,218
Total	245,986	—	52,299	349,218	(60,563)

2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)
Total	186,412	—	5,946	248,896	(7,133)
b)    Fair value hedge
The Group’s fair value strategy consists of hedging the exposure to variation in fair value on the receipt, payment of interests and exchange variation on assets and liabilities.
The group applies fair value hedges as follows:
•Hedging the exposure of Fixed-Income securities carried out through structured operations certificates. The market risk hedge strategy involves avoiding temporary fluctuations in earnings arising from changes in the interest rate market in Brazil’s currency. Once this risk is offset, the Group seeks to index the portfolio to the CDI, through the use of derivatives (DI1 Futuro).
The hedge is contracted in order to neutralize the total exposure to the market risk of the fixed-income funding portfolio, excluding the portion of the fixed-income compensation represented by the credit spread of Banco XP S.A, seeking to obtain the closest match deadlines and volumes as possible.
•Hedging to protect the change in the fair value of the exchange risk of the component of future cash flows arising from the XP Inc bond issued (financial liability) recognized in the balance sheet of XP Inc in July 2021 by contracting derivatives (DI1 Futuro).
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies	Assets	Liabilities
2021
Interest rate and foreign exchange risk
Hedge of securities	—	9,264,330	506,190	9,297,999	(495,191)
Total	—	9,264,330	506,190	9,297,999	(495,191)
	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies	Assets	Liabilities
2020
Interest rate and foreign exchange risk
Hedge of securities	—	2,178,459	(47,923)	2,188,732	46,795
Total	—	2,178,459	(47,923)	2,188,732	46,795
The hedge ineffectiveness recognized in statements of income are presented below:

	2021
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities
Interest rate risk
Futures	8,861,195	—	8,830,343	(491,649)	10,995
Foreign exchange risk
Futures	876,826	310,069	433,987	(22,300)	720

	2020
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	2,188,732	—	2,178,459	46,795	(1,128)

(i)	Amounts recorded within financial statement line “Derivative financial instruments.” See Note 8.
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

	December 31, 2021			December 31, 2020			December 31, 2019
Strategies	Hedge instruments		Hedge item	Hedge instruments		Hedge item	Hedge instruments		Hedge item
	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value

Hedge of Fair Value	9,297,999	(495,191)	506,190	2,188,732	(47,923)	46,795	—	—	—
Hedge of net investment in foreign operations	440,022	(18,758)	19,474	349,218	(60,563)	52,299	248,896	5,946	(7,133)
Total	9,738,021	(513,949)	525,664	2,537,950	(108,486)	99,094	248,896	5,946	(7,133)
The table below shows the breakdown notional value by maturity of the hedging strategies:

	2021
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total

Hedge of Fair Value	136,636	276,219	478,745	972,199	4,510,125	2,924,075	9,297,999
Hedge of net investment in foreign operations	384,217	—	—	55,805	—	—	440,022
Total	520,853	276,219	478,745	1,028,004	4,510,125	2,924,075	9,738,021

	2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of Fair Value	1,977	13,375	94,099	44,843	672,978	1,361,460	2,188,732
Hedge of net investment in foreign operations	—	—	146,547	202,671	—	—	349,218
Total	1,977	13,375	240,646	247,514	672,978	1,361,460	2,537,950

	2019
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of net investment in foreign operations	7,658	—	—	91,698	149,540	—	248,896
Total	7,658	—	—	91,698	149,540	—	248,896